SCHEDULE 1	12 Months Ended
Dec. 31, 2021
Seamless Group Inc [Member]
Condensed Financial Statements, Captions [Line Items]
SCHEDULE 1

SCHEDULE 1

Condensed Financial Information of the Company

Condensed balance sheets of the parent company

	December 31,
	2021	2020
	US$	US$

ASSETS
Current assets:
Cash and cash equivalents	25,648	93,036
Short-term investments	2,012,562	2,024,057
Prepayments, deposits and other receivables	2,751,066	2,754,125
Amounts due from subsidiaries	5,610,972	8,722,221
Amounts due from related parties	1,857,039	386,007
Total current assets	12,257,287	13,979,446
Investments in subsidiaries	26,171,064	29,745,028
Investment in an equity security	100,000	100,000
Total assets	38,528,351	43,824,474

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Borrowings	1,666,989	1,225,421
Accruals and other payables	1,596,197	1,446,929
Amounts due to subsidiaries	215,889	79,054
Amounts due to related parties	48,338,222	38,280,613
Convertible bonds	—	25,622,099
Total current liabilities	51,817,297	66,654,116
Borrowings	923,256	—
Convertible bonds	16,753,190	—
Total liabilities	69,493,743	66,654,116

Shareholders’ deficit:
Common shares (US$0.001 par value; 58,030,000 shares authorized, issued and outstanding as of December 31, 2021 and 2020)	58,030	58,030
Additional paid-in capital	29,172,373	22,488,990
Accumulated deficit	(60,105,962)	(45,256,763)
Accumulated other comprehensive loss	(89,833)	(119,899)
Total shareholders’ deficit	(30,965,392)	(22,829,642)
Total liabilities and shareholders’ deficit	38,528,351	43,824,474

SEAMLESS GROUP INC.

SCHEDULE 1

Condensed Financial Information of the Company (Continued)

Condensed statements of comprehensive income (loss)

	Years ended December 31,
	2021	2020
	US$	US$

General and administrative expenses	(639,125)	(803,469)
Finance costs, net	(10,636,110)	(3,802,013)
Share of results from subsidiaries	(3,573,964)	(2,118,945)
Loss before income tax	(14,849,199)	(6,724,427)
Income tax expenses	—	—
Net loss	(14,849,199)	(6,724,427)
Other comprehensive income (loss)
Foreign currency translation adjustments	26,245	90,496
Total comprehensive loss	(14,822,954)	(6,633,931)

Condensed statements of cash flows

	Years ended December 31,
	2021	2020
	US$	US$
Cash flows from operating activities:
Net loss	(14,849,199)	(6,724,427)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of discount on convertible bonds	2,814,474	533,508
Unrealized foreign exchange gain	(144,611)	—
Share of results from subsidiaries	3,573,964	2,118,945
Changes in operating assets and liabilities:
Prepayments, deposits and other receivables	(13,246)	44,617
Accruals and other payables	5,667,902	30,445
Net cash used in operating activities	(2,950,716)	(3,996,912)

Cash flows from investing activities:
(Increase) decrease in short-term investments	(458)	1,178,864
Net cash (used in) provided by investing activities	(458)	1,178,864

Cash flows from financing activities:
Proceeds from borrowings	2,590,245	1,225,421
Repayment of borrowings	(1,225,381)	—
Repayment of convertible bonds	(10,500,000)	—
Amounts due from related parties	1,593,193	2,101,398
Amounts due to related parties	10,453,690	(1,415,827)
Net cash provided by financing activities	2,911,747	1,910,992

Net decrease in cash and cash equivalents	(39,427)	(907,056)
Effect of exchange rate changes on cash and cash equivalents	(27,961)	3,466
Cash and cash equivalents at beginning of year	93,036	996,626
Cash and cash equivalents at end of year	25,648	93,036

SEAMLESS GROUP INC.

SCHEDULE 1

Condensed Financial Information of the Company (Continued)

Basis of presentation

Condensed financial information is used for the presentation of the Company, or the parent company. The condensed financial information of the parent company has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the parent company used the equity method to account for investment in its subsidiaries.

The parent company records its investment in its subsidiaries under the equity method of accounting as prescribed in ASC 323, Investments-Equity Method and Joint Ventures. Such investments are presented on the condensed balance sheets as “Investments in subsidiaries” and their respective results as “Share of results from subsidiaries” on the condensed statements of comprehensive income (loss). Equity method accounting ceases when the carrying amount of the investment, including any additional financial support, in subsidiaries, is reduced to zero unless the parent company has guaranteed obligations of the subsidiaries or is otherwise committed to provide further financial support. If the subsidiaries report net income, the parent company shall resume applying the equity method only after its share of that net income equals the share of net income (loss) not recognized during the period the equity method was suspended.

The parent company’s condensed financial statements should be read in conjunction with the Company’s consolidated financial statements.

Summarized financial information for the significant subsidiaries is as follows:

	December 31,
	2021	2020
	US$	US$

Current assets	108,129,821	105,491,998
Non-current assets	9,223,582	8,896,219
Current liabilities	(89,952,880)	(87,526,544)
Non-current liabilities	(1,320,025)	(2,654,400)
Revenue	61,128,972	64,198,410
Net (loss) income	(137,004)	138,938

Summarized investment activity is as follows:

	December 31,
	2021	2020
	US$	US$

Balance at the beginning of year	29,745,028	31,863,974
Allocated loss	(3,573,964)	(2,118,946)
Balance at the end of year	26,171,064	29,745,028

Commitments

The Company does not have significant commitments or long-term obligations as of the period end other than those presented.

SEAMLESS GROUP INC. AND SUBSIDIARIES

SEAMLESS GROUP INC. AND SUBSIDIARIES

CONDENSED CONSOLIDATED BALANCE SHEETS (UNAUDITED)

	June 30, 2022	December 31, 2021
	US$	US$

ASSETS
Current assets:
Cash and cash equivalents	59,074,344	62,754,165
Short-term investments	2,050,144	2,063,003
Restricted cash	6,088,891	6,438,287
Accounts receivable, net of allowance for credit losses of US$183,861 and nil as of June 30, 2022 and December 31, 2021, respectively	3,872,783	2,880,915
Prepayments to remittance agents	86,896	87,766
Escrow money receivable	3,430,427	2,624,687
Amounts due from related parties	2,391,079	2,891,286
Prepayments, receivables and other assets	21,150,999	22,773,279
Total current assets	98,145,563	102,513,388
Investment in an equity security	100,000	100,000
Equipment and software, net	1,236,017	1,335,092
Right-of-use asset	172,823	116,777
Intangible assets	11,590,072	13,383,697
Goodwill	27,081,118	19,229,528
Deferred tax assets	514,566	106,151
Total assets	138,840,159	136,784,633

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Bank overdraft	—	27,861
Borrowings	5,298,615	4,144,402
Receivable factoring	568,191	272,108
Escrow money payable	89,468	154,714
Client money payable	4,650,021	5,729,363
Accounts payable, accruals and other payables	60,101,111	61,399,970
Amounts due to related parties	55,946,877	52,165,395
Lease liabilities	61,617	117,203
Total current liabilities	125,715,900	124,011,016
Borrowings	3,011,806	2,104,343
Convertible bonds	17,219,533	16,753,190
Deferred tax liabilities	1,811,056	1,986,077
Other payables	—	23,758
Total liabilities	148,758,295	144,878,384

Commitments and contingencies (Note 9)

Mezzanine equity	2,957,948	—
Shareholders’ deficit:
Common shares (US$0.001 par value; 58,030,000 shares authorized, issued and outstanding as of June 30, 2022 and December 31, 2021)	58,030	58,030
Additional paid-in capital	29,172,373	29,172,373
Accumulated deficit	(64,763,902)	(60,090,694)
Accumulated other comprehensive income	468,249	52,457
Total shareholders’ deficit attributable to Seamless Group Inc.	(35,065,250)	(30,807,834)
Non-controlling interests	22,189,166	22,714,083
Total deficit	(12,876,084)	(8,093,751)
Total liabilities, mezzanine equity and shareholders’ deficit	138,840,159	136,784,633

The accompanying notes form an integral part of these condensed consolidated financial statements.

SEAMLESS GROUP INC. AND SUBSIDIARIES

CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (UNAUDITED)

	Six months ended June 30,
	2022	2021
	US$	US$

Revenue	25,314,688	30,211,584
Cost of revenue	(17,977,675)	(21,088,410)
Gross profit	7,337,013	9,123,174
Selling expenses	(45,583)	(86,403)
General and administrative expenses	(8,954,715)	(7,892,251)
(Loss) income from operations	(1,663,285)	1,144,520
Finance costs, net	(3,992,501)	(2,565,026)
Other income	2,410,458	2,285,920
Other expenses	(451,484)	(939,391)
Loss before income tax	(3,696,812)	(73,977)
Income tax expense	(553,559)	(540,702)
Net loss	(4,250,371)	(614,679)
Net income attributable to non-controlling interests	(422,837)	(1,459,060)
Net loss attributable to Seamless Group Inc.	(4,673,208)	(2,073,739)

Loss per share, basic and diluted	(0.08)	(0.04)

Shares used in loss per share computation, basic and diluted	58,030,000	58,030,000

Other comprehensive loss:
Foreign currency translation adjustments	372,281	(209,093)
Total comprehensive loss	(3,878,090)	(823,772)
Total comprehensive income attributable to non-controlling interests	(413,605)	(1,466,519)
Total comprehensive loss attributable to Seamless Group Inc.	(4,291,695)	(2,290,291)

The accompanying notes form an integral part of these condensed consolidated financial statements.

SEAMLESS GROUP INC. AND SUBSIDIARIES

CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS’ EQUITY

FOR THE SIX MONTHS ENDED JUNE 30, 2022 AND 2021 (UNAUDITED)

					Accumulated Other Comprehensive Loss
	Number of Shares	Common Shares	Additional Paid-in Capital	Accumulated Deficit	Foreign currency translation adjustments	Remeasurement of post-employee benefits obligation	Total Shareholders’ Deficit	Non-controlling Interests	Total Deficit
Balance at January 1, 2021	58,030,000	58,030	22,488,990	(45,241,495)	21,260	26,912	(22,646,303)	20,048,722	(2,597,581)
Net loss	—	—	—	(2,073,739)	—	—	(2,073,739)	1,459,060	(614,679)
Deconsolidation of a subsidiary	—	—	—	—	—	(26,912)	(26,912)	706,414	679,502
Foreign currency translation adjustments	—	—	—	—	(216,552)	—	(216,552)	7,459	(209,093)
Balance at June 30, 2021	58,030,000	58,030	22,488,990	(47,315,234)	(195,292)	—	(24,963,506)	22,221,655	(2,741,851)

Balance at January 1, 2022	58,030,000	58,030	29,172,373	(60,090,694)	52,457	—	(30,807,834)	22,714,083	(8,093,751)
Net loss	—	—	—	(4,673,208)	—	—	(4,673,208)	422,837	(4,250,371)
Acquisition of a subsidiary	—	—	—	—	—	34,279	34,279	973,492	1,007,771
Dividend to non-controlling interests	—	—	—	—	—	—	—	(1,912,014)	(1,912,014)
Foreign currency translation adjustments	—	—	—	—	381,513	—	381,513	(9,232)	372,281
Balance at June 30, 2022	58,030,000	58,030	29,172,373	(64,763,902)	433,970	34,279	(35,065,250)	22,189,166	(12,876,084)

The accompanying notes form an integral part of these condensed consolidated financial statements.

SEAMLESS GROUP INC. AND SUBSIDIARIES

CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED)

	Six months ended June 30,
	2022	2021
	US$	US$
Cash flows from operating activities:
Net loss	(4,250,371)	(614,679)
Adjustments to reconcile net loss to net cash provided by operating activities:
Amortization of discount on convertible bonds	1,760,426	266,754
Depreciation of equipment and software	367,696	628,166
Depreciation of right-of-use assets	79,515	67,359
Amortization of intangible assets	1,763,105	1,955,420
Disposal of a subsidiary	-	(1,185,447)
Deferred tax benefits	(184,867)	(184,867)
Unrealized foreign exchange loss (gain)	804,171	(1,114,262)
Fair value gain on step acquisition	(2,129,515)	-
Changes in operating assets and liabilities:
Accounts receivable	(726,421)	566,025
Prepayments to remittance agents	-	1,819,421
Amounts due from related parties	(1,338,928)	501,839
Prepayments, receivables and other assets	1,976,355	9,887,695
Escrow money payable	(64,452)	676,482
Client money payable	(1,049,969)	(666,800)
Accounts payable, accruals and other payables	(1,766,867)	(17,468,839)
Interest payable on convertible bonds	1,746,667	1,955,489
Amounts due to related parties	5,185,716	461,203
Lease liabilities	(75,990)	(75,982)
Net cash provided by (used in) operating activities	2,096,271	(2,525,023)

Cash flows from investing activities:
Purchases of property, plant and equipment	(111,260)	(46,918)
Purchases of intangible assets	-	(2,705,677)
Increase in short-term investments	-	(457)
Acquisition of a subsidiary	(200,000)	-
Net cash used in investing activities	(311,260)	(2,753,052)

Cash flows from financing activities:
Dividend paid	(1,912,014)	-
(Decrease) increase in bank overdrafts	(27,861)	348,706
Proceeds from borrowings	2,115,603	386,525
Repayment of borrowings	(2,011,530)	(1,954,896)
Proceeds from receivable factoring	1,638,839	6,080,575
Repayment of receivable factoring	(1,311,525)	(6,696,370)
Repayment of convertible bonds	(3,500,000)	-
Net cash used in financing activities	(5,008,488)	(1,835,460)

Net decrease in cash and cash equivalents	(3,223,477)	(7,113,535)
Cash and cash equivalents, restricted cash and escrow money receivable at beginning of the period	71,817,139	70,268,641
Cash and cash equivalents, restricted cash and escrow money receivable at end of the period	68,593,662	63,155,106

The accompanying notes form an integral part of these condensed consolidated financial statements.

SEAMLESS GROUP INC. AND SUBSIDIARIES

NOTES TO THE CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)